FORUM FUNDS II

Three Canal Plaza, Suite 600
Portland, Maine  04101

FORESIDE FUND SERVICES, LLC

Three Canal Plaza, Suite 100
Portland, Maine 04101
August 1, 2013

VIA EDGAR Transmission

Ms. Kimberly A. Browning
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II
Registration Statement on Form N-1A
File Nos.: 333-188521 and 811-22842
Request for Acceleration

Ms. Browning:

On behalf of Forum Funds II and its principal underwriter, Foreside Fund Services, LLC, pursuant to the requirements of Rule 461 under the Securities Act of 1933, we respectfully request that the effectiveness of the above-mentioned Registration Statement be accelerated to Thursday, August 1, 2013, or as soon as practicable thereafter.

Thank you for your prompt attention to the request for acceleration.  Please contact John Sullivan at (202) 292-4524 or Alison Fuller at (202) 419-8412 if you have any questions or need further information.

/s/ Stacey E. Hong	/s/ NK. Chern
Name: Stacey E. Hong	Name: Nanette K. Chern
Title: President	Title: Vice President
Forum Funds II	Foreside Fund Services, LLC

cc:  John Sullivan

       Alison Fuller